Other financial assets	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other financial assets
15. Other financial assets

All figures in £ millions	2023	2022
At 1 January	133	113

Exchange differences	(5)	9

Acquisition of investments	8	12

Disposal of investments	(7)	(48)

Fair value movements – OCI	1	18

Fair value movements – income statement	13	29

At 31 December	143	133
Other financial assets are unlisted securities of £143m (2022: £133m), of which £23m (2022: £24m) are classified at fair value through other comprehensive income (FVOCI), with the remaining £120m (2022: £109m) mainly relating to investments in funds, being required to be held at fair value through profit and loss (FVTPL). The assets, which are not held for trading, relate to the Group’s interests in new and innovative educational ventures across the world. These are strategic investments and where permitted, the Group made the election to classify such investments as FVOCI on initial recognition of the assets. None of the investments are individually significant to the financial statements and therefore sensitivities have not been provided.
During the year, the Group disposed of investments that were classified as FVOCI for £3m (2022: £31m). In 2022, these disposals predominantly related to the Group’s investment in Credly, where the Group acquired the remainder of the share capital and so the investment was treated as disposed as the company is now fully
consolidated. The cumulative loss on disposal was £2m (2022: £23m gain).